ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

	2021	2020
Trade	$614.2	$459.6
Other	130.7	103.8
	$744.9	$563.4